Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes consisted of the following:
	Financial Years ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Income tax expense	225	98	136
Income tax payable	246	127	136

Schedule of Reconciliation of Income Tax Rate to the Effective Income Tax Rate Based on Income Before Income Taxes

The reconciliation of income tax rate to the effective income tax rate based on income/(loss) before income taxes for the financial years ended December 31, 2023, 2024 and 2025 are as follows:

	Financial Years ended December 31,
	2023		2024		2025
	US$’000		US$’000	Effective Tax rate	US$’000	Effective Tax rate
Income/(loss) before tax	1,377		1,126		(4,327)

Tax at Singapore statutory rate of 17%	234	17.00%	191	17.00%	(736)	17.00%
Non-deductible expenditure	4	0.29%	2	0.18%	910	(21.03)%
Income not subject to tax	—	—	(30)	(2.66)%	—	—
Effect of foreign tax rates	—	—	—	—	(3)	0.07%
Over provision in prior years	—	—	(24)	(2.13)%	—	—
Tax rebate	—	—	(28)	(2.49)%	(22)	0.51%
Others	(13)	(0.94)%	(13)	(1.15)%	(13)	0.30%
Total	225	(16.35)%	98	8.75%	136	(3.15)%